Condensed Consolidated Interim Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Expenses
Research and development	$ 592,000	$ 2,005,000	$ 2,562,000	$ 7,235,000		$ 9,311,000		$ 15,173,000
General and administrative	1,493,000	1,297,000	3,504,000	4,212,000		5,485,000		7,509,000
Operating expenses	(2,085,000)	(3,302,000)	(6,066,000)	(11,447,000)		(14,796,000)		(22,682,000)
Other income (loss)
Foreign exchange	0	(1,000)	(8,000)	10,000		10,000		7,000
Interest, net	74,000	39,000	78,000	123,000		137,000		14,000
Other income (loss)	74,000	38,000	70,000	133,000		147,000		21,000
Net loss for the period	(2,011,000)	(3,264,000)	(5,996,000)	(11,314,000)		(14,649,000)		(22,661,000)
Computation of basic loss per share
Net loss for the period	(2,011,000)	(3,264,000)	(5,996,000)	(11,314,000)		(14,649,000)		(22,661,000)
Series A Preferred cash dividend	(2,000)	(2,000)	(6,000)	(6,000)		(8,000)		(8,000)
Net loss for the period attributable to common stockholders	$ (2,013,000)	$ (3,266,000)	$ (6,175,000)	$ (11,682,000)		$ (15,019,000)		$ (25,131,000)
Basic loss per share	$ (0.05)	$ (1.94)	$ (0.37)	$ (7.32)		$ (9.27)		$ (25.8)
Diluted loss per share	$ (0.05)	$ (1.94)	$ (0.37)	$ (7.32)		$ (9.27)		$ (25.8)
Basic weighted average number of shares	44,562	1,681	16,772	1,596		1,620		974
Diluted weighted average number of shares	44,562	1,681	16,772	1,596		1,620		974
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Expenses
Research and development	$ 3,589,013	$ 1,618,290			$ 9,402,417		$ 7,928,569
Acquired in-process research and development ("IPR&D")		16,200,000			16,217,655
General and administrative	1,016,741	924,196			4,144,648		2,005,282
Operating expenses	(4,605,754)	(18,742,486)			(29,764,720)		(9,933,851)
Other income (loss)
Forgiveness of Paycheck Protection Program loan							294,070
Employee Retention Tax Credit					334,443
Interest expense	(255,122)				(18,688)
Interest income	6,642	33,554			89,673		57,351
Change in fair value of dervative liability	12,092
Total Other (Expense) Income	(236,388)	33,554			447,894		566,338
Net loss for the period	(4,842,142)	(18,708,932)			(29,316,826)		(9,367,513)
Computation of basic loss per share
Net loss for the period	$ (4,842,142)	$ (18,708,932)			(29,316,826)		(9,367,513)
Grant [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Other income (loss)
Grant income					$ 42,466		$ 214,917
Preferred Stock Series C
Computation of basic loss per share
Preferred stock dividend			$ (173,000)	$ (362,000)		$ (362,000)		$ (2,462,000)